UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

AllianzGI Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2017 (unaudited)

Shares		Value*
COMMON STOCK - 65.3%
Aerospace & Defense - 1.6%
39,900	Boeing Co.	$10,293,402

Automobiles - 0.9%
465,300	Ford Motor Co.	5,709,231

Banks - 2.5%
176,600	Bank of America Corp.	4,837,074
53,500	JPMorgan Chase & Co.	5,382,635
101,000	Wells Fargo & Co.	5,670,140
		15,889,849
Beverages - 1.3%
72,000	PepsiCo, Inc.	7,936,560

Biotechnology - 4.9%
111,800	AbbVie, Inc. (e)	10,089,950
44,100	Amgen, Inc. (e)	7,727,202
9,700	Biogen, Inc. (g)	3,023,102
91,000	Gilead Sciences, Inc.	6,821,360
21,400	Vertex Pharmaceuticals, Inc. (e)(g)	3,129,322
		30,790,936
Building Products - 0.9%
133,544	Johnson Controls International PLC	5,527,386

Chemicals - 2.0%
46,400	Chemours Co. (e)	2,626,704
43,600	DowDuPont, Inc.	3,152,716
56,400	Monsanto Co.	6,830,040
		12,609,460
Construction & Engineering - 0.1%
13,000	Fluor Corp.	560,170

Diversified Telecommunication Services - 0.9%
114,800	Verizon Communications, Inc.	5,495,476

Electric Utilities - 0.5%
85,560	Exelon Corp.	3,440,368

Electronic Equipment, Instruments & Components - 0.7%
48,000	Amphenol Corp., Class A	4,176,000

Energy Equipment & Services - 1.5%
103,271	Baker Hughes	3,245,807
53,600	National Oilwell Varco, Inc.	1,832,584
72,000	Schlumberger Ltd.	4,608,000
		9,686,391
Food & Staples Retailing - 2.5%
44,900	Costco Wholesale Corp.	7,232,492
182,400	Kroger Co.	3,775,680
74,100	Walgreens Boots Alliance, Inc.	4,910,607
		15,918,779
Healthcare Equipment & Supplies - 1.0%
93,300	Baxter International, Inc.	6,015,051

Healthcare Providers & Services - 2.5%
46,400	McKesson Corp.	6,397,632
44,400	UnitedHealth Group, Inc.	9,333,768
		15,731,400
Hotels, Restaurants & Leisure - 2.5%
46,400	McDonald’s Corp.	7,744,624
33,700	MGM Resorts International	1,056,495
128,900	Starbucks Corp.	7,068,876
		15,869,995

Industrial Conglomerates - 1.8%
35,900	3M Co. (e)	8,263,821
154,685	General Electric Co.	3,118,450
		11,382,271
Internet & Catalog Retail - 2.0%
11,300	Amazon.com, Inc. (g)	12,489,664

Internet Software & Services - 5.7%
55,700	Alibaba Group Holding Ltd., ADR (g)	10,298,373
12,600	Alphabet, Inc., Class A (e)(g)	13,016,304
71,400	Facebook, Inc., Class A (e)(g)	12,856,284
		36,170,961
IT Services - 3.8%
37,200	International Business Machines Corp.	5,731,032
143,800	Square, Inc., Class A (e)(g)	5,347,922
115,500	Visa, Inc., Class A (e)	12,702,690
		23,781,644
Machinery - 2.6%
76,000	Caterpillar, Inc. (e)	10,320,800
47,800	Deere & Co.	6,351,664
		16,672,464
Media - 2.6%
222,800	Comcast Corp., Class A	8,027,484
88,200	Walt Disney Co.	8,626,842
		16,654,326
Metals & Mining - 0.1%
23,400	Freeport-McMoRan, Inc. (g)	327,132

Multi-Line Retail - 1.1%
118,000	Target Corp.	6,966,720

Oil, Gas & Consumable Fuels - 1.5%
77,900	Occidental Petroleum Corp.	5,030,003
53,700	Valero Energy Corp. (e)	4,236,393
		9,266,396
Pharmaceuticals - 1.0%
99,100	Bristol-Myers Squibb Co.	6,110,506

Road & Rail - 0.9%
51,300	Union Pacific Corp. (e)	5,940,027

Semiconductors & Semiconductor Equipment - 6.7%
33,600	Broadcom Ltd.	8,867,376
169,800	Intel Corp. (e)	7,724,202
52,600	NVIDIA Corp.	10,878,206
128,100	QUALCOMM, Inc.	6,534,381
87,300	Texas Instruments, Inc. (e)	8,441,037
		42,445,202
Software - 5.2%
37,300	Adobe Systems, Inc. (g)	6,533,468
162,100	Microsoft Corp. (e)	13,483,478
96,500	Oracle Corp.	4,911,850
17,000	ServiceNow, Inc. (g)	2,148,290
54,100	Take-Two Interactive Software, Inc. (g)	5,986,165
		33,063,251
Specialty Retail - 1.7%
64,100	Home Depot, Inc. (e)	10,626,498

Technology Hardware, Storage & Peripherals - 2.3%
84,800	Apple, Inc.	14,334,592

Total Common Stock (cost-$439,426,961)		411,882,108

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 24.1%
Aerospace & Defense - 0.2%
$865	Aerojet Rocketdyne Holdings, Inc., 2.25%, 12/15/23 (a)(b)	1,198,566

Auto Components - 0.3%
1,725	Meritor, Inc., 3.25%, 10/15/37 (a)(b)	1,850,063

Auto Manufacturers - 0.3%
1,695	Tesla, Inc., 0.25%, 3/1/19	1,846,491

Biotechnology - 1.3%
	BioMarin Pharmaceutical, Inc.,
2,650	0.599%, 8/1/24	2,539,031
1,210	1.50%, 10/15/20	1,378,644
1,500	Illumina, Inc., 0.50%, 6/15/21	1,729,688
590	Innoviva, Inc., 2.50%, 8/15/25 (a)(b)	572,669
930	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/21	1,049,156
1,205	Medicines Co., 2.75%, 7/15/23	1,134,959
		8,404,147
Commercial Services - 0.2%
965	Macquarie Infrastructure Corp., 2.875%, 7/15/19	1,019,281

Computers - 0.2%
1,500	Electronics For Imaging, Inc., 0.75%, 9/1/19	1,466,250

Diversified Financial Services - 0.8%
	Encore Capital Group, Inc.,
1,000	2.875%, 3/15/21	1,028,750
410	3.25%, 3/15/22 (a)(b)	488,412
3,625	PRA Group, Inc., 3.00%, 8/1/20	3,323,672
		4,840,834
Electrical Equipment - 0.1%
1,155	SunPower Corp., 4.00%, 1/15/23	918,225

Energy-Alternate Sources - 0.2%
1,170	SolarCity Corp., 1.625%, 11/1/19	1,106,381
	SunEdison, Inc. (a)(b)(c)(f),
4,000	2.625%, 6/1/23 (acquisition cost - $4,134,388; purchased 6/5/15)	85,200
1,000	3.375%, 6/1/25 (acquisition cost - $361,809; purchased 1/8/16)	21,300
		1,212,881
Engineering & Construction - 0.2%
870	Dycom Industries, Inc., 0.75%, 9/15/21	1,014,638

Equity Real Estate Investment Trusts (REITs) - 1.1%
1,035	Spirit Realty Capital, Inc., 2.875%, 5/15/19	1,035,652
1,380	Starwood Property Trust, Inc., 4.55%, 3/1/18	1,443,825
1,900	Starwood Waypoint Homes, 3.50%, 1/15/22 (a)(b)	2,135,125
2,000	Two Harbors Investment Corp., 6.25%, 1/15/22	2,095,000
		6,709,602
Healthcare-Products - 0.7%
1,665	NuVasive, Inc., 2.25%, 3/15/21	1,935,562
2,360	Wright Medical Group, Inc., 2.00%, 2/15/20	2,566,500
		4,502,062
Healthcare-Services - 0.3%
1,175	Molina Healthcare, Inc., 1.125%, 1/15/20	2,012,922

Internet - 2.8%
2,070	Altaba, Inc., zero coupon, 12/1/18	2,851,425
1,100	FireEye, Inc., 1.00%, 6/1/35, Ser. A	1,045,000
1,380	Liberty Expedia Holdings, Inc., 1.00%, 6/30/47 (a)(b)	1,414,500
1,100	Palo Alto Networks, Inc., zero coupon, 7/1/19	1,538,625
1,700	Pandora Media, Inc., 1.75%, 12/1/20	1,595,875
3,500	Priceline Group, Inc., 0.35%, 6/15/20	5,215,000
	Twitter, Inc.,
1,100	0.25%, 9/15/19	1,045,000
1,100	1.00%, 9/15/21	1,016,813

710	VeriSign, Inc., 4.702%, 8/15/37	2,234,281
		17,956,519
Iron/Steel - 0.3%
1,035	Allegheny Technologies, Inc., 4.75%, 7/1/22	1,974,909

Lodging - 0.3%
2,000	China Lodging Group Ltd., 0.375%, 11/1/22 (a)(b)	2,035,280

Media - 1.5%
	DISH Network Corp.,
1,385	2.375%, 3/15/24 (a)(b)	1,333,928
3,780	3.375%, 8/15/26	4,084,762
865	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	981,234
	Liberty Media Corp.,
1,205	1.00%, 1/30/23 (a)(b)	1,442,988
1,485	1.375%, 10/15/23	1,787,792
		9,630,704
Metal Fabricate/Hardware - 0.3%
1,635	RTI International Metals, Inc., 1.625%, 10/15/19	1,813,828

Miscellaneous Manufacturing - 0.3%
1,200	Trinity Industries, Inc., 3.875%, 6/1/36	1,674,000

Oil, Gas & Consumable Fuels - 1.3%
2,235	Chesapeake Energy Corp., 5.50%, 9/15/26 (a)(b)	1,990,547
750	Helix Energy Solutions Group, Inc., 4.25%, 5/1/22	728,906
2,000	Nabors Industries, Inc., 0.75%, 1/15/24 (a)(b)	1,480,000
1,500	SM Energy Co., 1.50%, 7/1/21	1,446,563
2,240	Weatherford International Ltd., 5.875%, 7/1/21	2,265,200
		7,911,216
Pharmaceuticals - 1.4%
1,035	Herbalife Ltd., 2.00%, 8/15/19	1,072,524
	Jazz Investments I Ltd.,
3,000	1.50%, 8/15/24 (a)(b)	2,866,875
1,900	1.875%, 8/15/21	1,961,750
1,100	Neurocrine Biosciences, Inc., 2.25%, 5/15/24 (a)(b)	1,262,937
270	TESARO, Inc., 3.00%, 10/1/21	910,913
1,115	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Ser. C	984,684
		9,059,683
Pipelines - 0.4%
4,000	Cheniere Energy, Inc., 4.25%, 3/15/45	2,802,500

Semiconductors - 5.4%
870	Advanced Micro Devices, Inc., 2.125%, 9/1/26	1,373,513
2,025	Cypress Semiconductor Corp., 4.50%, 1/15/22	2,728,687
	Intel Corp.,
2,145	3.25%, 8/1/39	4,669,408
1,895	3.493%, 12/15/35	3,183,600
800	Lam Research Corp., 1.25%, 5/15/18	2,768,500
6,300	Microchip Technology, Inc., 1.625%, 2/15/27 (a)(b)	7,965,562
3,300	Micron Technology, Inc., 3.00%, 11/15/43, Ser. G	5,131,500
345	Novellus Systems, Inc., 2.625%, 5/15/41	2,140,078
1,500	ON Semiconductor Corp., 1.00%, 12/1/20	1,941,562
1,725	Silicon Laboratories, Inc., 1.375%, 3/1/22 (a)(b)	2,076,469
135	Synaptics, Inc., 0.50%, 6/15/22 (a)(b)	121,669
		34,100,548
Software - 2.8%
1,700	Citrix Systems, Inc., 0.50%, 4/15/19	2,088,875
1,380	Evolent Health, Inc., 2.00%, 12/1/21 (a)(b)	1,479,188
1,070	Medidata Solutions, Inc., 1.00%, 8/1/18	1,426,444
	Nuance Communications, Inc.,
1,075	1.00%, 12/15/35	992,359
1,750	1.25%, 4/1/25 (a)(b)	1,650,469
820	Proofpoint, Inc., 0.75%, 6/15/20	1,060,363
1,330	Red Hat, Inc., 0.25%, 10/1/19	2,211,956
1,550	Salesforce.com, Inc., 0.25%, 4/1/18	2,385,062
1,250	ServiceNow, Inc., zero coupon, 11/1/18	2,146,875

2,080	Workday, Inc., 0.25%, 10/1/22 (a)(b)	2,107,300
		17,548,891
Telecommunications - 0.9%
	Finisar Corp.,
1,200	0.50%, 12/15/33	1,270,500
1,470	0.50%, 12/15/36 (a)(b)	1,407,525
1,300	Gogo, Inc., 3.75%, 3/1/20	1,160,250
1,980	Viavi Solutions, Inc., 1.00%, 3/1/24 (a)(b)	1,988,662
		5,826,937
Transportation - 0.5%
1,380	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	1,612,875
1,260	Greenbrier Cos., Inc., 2.875%, 2/1/24 (a)(b)	1,479,712
		3,092,587

Total Convertible Bonds & Notes (cost-$152,663,308)		152,423,564

Shares
CONVERTIBLE PREFERRED STOCK - 8.3%
Agriculture - 0.2%
9,550	Bunge Ltd., 4.875% (d)	995,588

Banks - 1.8%
3,400	Bank of America Corp., 7.25%, Ser. L (d)	4,409,664
770	Huntington Bancshares, Inc., 8.50%, Ser. A (d)	1,082,042
4,335	Wells Fargo & Co., 7.50%, Ser. L (d)	5,678,850
		11,170,556
Commercial Services & Supplies - 0.3%
29,890	Stericycle, Inc., 5.25%, 9/15/18	1,701,937

Computers - 0.3%
1,484	NCR Corp., 5.50%, Ser. A, PIK 5.50% (d)	1,969,001

Diversified Telecommunication Services - 0.1%
42,905	Frontier Communications Corp., 11.125%, 6/29/18, Ser. A	852,951

Electric Utilities - 0.4%
50,000	NextEra Energy, Inc., 6.123%, 9/1/19	2,850,000

Electronic Equipment, Instruments & Components - 0.2%
10,350	Belden, Inc., 6.75%, 7/15/19	1,112,315

Equity Real Estate Investment Trusts (REITs) - 1.2%
19,480	American Tower Corp., 5.50%, 2/15/18	2,457,791
2,780	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	3,057,750
32,170	Welltower, Inc., 6.50%, Ser. I (d)	1,972,986
		7,488,527
Food & Beverage - 0.2%
8,430	Post Holdings, Inc., 2.50% (d)	1,324,564

Hand/Machine Tools - 0.4%
19,595	Stanley Black & Decker, Inc., 5.375%, 5/15/20	2,317,501

Healthcare Providers & Services - 0.7%
85,670	Anthem, Inc., 5.25%, 5/1/18	4,564,498

Healthcare-Products - 0.5%
57,500	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	3,273,475

Metal Fabricate/Hardware - 0.2%
25,935	Rexnord Corp., 5.75%, 11/15/19, Ser. A	1,492,300

Oil, Gas & Consumable Fuels - 0.7%
25,000	ATP Oil & Gas Corp., 8.00% (a)(b)(d)(f) (acquisition cost - $3,160,750; purchased 4/21/10)	2
47,840	Kinder Morgan, Inc., 9.75%, 10/26/18, Ser. A	1,798,784
39,900	Southwestern Energy Co., 6.25%, 1/15/18, Ser. B	507,927
35,410	WPX Energy, Inc., 6.25%, 7/31/18, Ser. A	1,812,992
		4,119,705
Pharmaceuticals - 0.7%
6,005	Allergan PLC, 5.50%, 3/1/18, Ser. A	3,865,358

2,960	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	844,932
		4,710,290
Wireless Telecommunication Services - 0.4%
25,160	T-Mobile U.S., Inc., 5.50%, 12/15/17	2,435,488

Total Convertible Preferred Stock (cost-$62,908,078)		52,378,696

Principal Amount (000s)
CORPORATE BONDS & NOTES (a)(b) - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
	Cobalt International Energy, Inc.,
$2,509	7.75%, 12/1/23	1,568,125
3,200	10.75%, 12/1/21	3,296,000
Total Corporate Bonds & Notes (cost-$6,310,727)		4,864,125

Repurchase Agreements - 1.8%
11,108	State Street Bank and Trust Co., dated 10/31/17, 0.12%, due 11/1/17, proceeds $11,108,037; collateralized by U.S. Treasury Bonds, 3.625%, due 8/15/43, valued at $11,334,620 including accrued interest (cost-$11,108,000)	11,108,000

Total Investments, before options written (cost-$672,417,074) - 100.3%		632,656,493

Total Options Written - (0.1)% (premiums received-$276,547) (g)(h)(i)		(357,213)

Total Investments, net of options written (cost-$672,140,527) (j) - 100.2%		632,299,280
Other liabilities in excess of other assets - (0.2)%		(1,196,651)
Net Assets - 100.0%		$631,102,629

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $46,300,307, representing 7.3% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $46,300,307, representing 7.3% of net assets.

(c)	In default.

(d)	Perpetual maturity. The date shown, if any, is the next call date.

(e)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.

(f)	Restricted. The aggregate acquisition cost of such securities is $7,656,947. The aggregate value is $106,502, representing less than 0.05% of net assets.

(g)	Non-income producing.

(h)	Exchange traded-Chicago Board Options Exchange.

(i)	Exchange traded option contracts outstanding at October 31, 2017:

Options written contracts outstanding at October 31, 2017:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
3M Co.	250.00 USD	11/17/17	(170)	$(17,000)	$(1,700)	$(5,093)	$3,393
AbbVie, Inc.	100.00 USD	11/17/17	(280)	(28,000)	(2,660)	(25,303)	22,643
Alphabet, Inc.	1,080.00 USD	11/17/17	(75)	(7,500)	(24,938)	(30,592)	5,654
Amgen, Inc.	192.50 USD	11/17/17	(225)	(22,500)	(1,688)	(8,822)	7,134
Caterpillar, Inc.	150.00 USD	12/15/17	(380)	(38,000)	(10,070)	(17,612)	7,542
Chemours Co.	65.00 USD	11/17/17	(235)	(23,500)	(4,700)	(7,437)	2,737
Facebook, Inc.	190.00 USD	11/17/17	(360)	(36,000)	(72,000)	(39,483)	(32,517)
Home Depot, Inc.	170.00 USD	11/17/17	(325)	(32,500)	(42,250)	(41,585)	(665)
Intel Corp.	47.00 USD	12/15/17	(1,020)	(102,000)	(59,160)	(19,358)	(39,802)
Microsoft Corp.	84.00 USD	11/17/17	(570)	(57,000)	(39,900)	(14,466)	(25,434)
Square, Inc.	40.00 USD	11/17/17	(720)	(72,000)	(68,400)	(11,850)	(56,550)
Texas Instruments, Inc.	102.00 USD	11/17/17	(405)	(40,500)	(6,277)	(13,753)	7,476
Union Pacific Corp.	125.00 USD	11/17/17	(260)	(26,000)	(2,080)	(14,889)	12,809
Valero Energy Corp.	81.00 USD	11/17/17	(270)	(27,000)	(8,640)	(8,628)	(12)
Vertex Pharmaceuticals, Inc.	165.00 USD	11/17/17	(50)	(5,000)	(2,250)	(1,948)	(302)
Visa, Inc.	115.00 USD	11/17/17	(525)	(52,500)	(10,500)	(15,728)	5,228
Total options written contracts					$(357,213)	$(276,547)	$(80,666)

(j)

At October 31, 2017, the aggregate cost basis of portfolio securities for federal income tax purposes was $672,438,174. Gross unrealized appreciation was $43,314,156; gross unrealized depreciation was $83,453,050; and net unrealized depreciation was $40,138,894. The difference between book and tax cost was attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Notes to Schedule of Investments

October 31, 2017 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the  nine months ended October 31, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes —Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are

Notes to Schedule of Investments

October 31, 2017 (unaudited) (continued)

observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at October 31, 2017 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/17
Investments in Securities - Assets
Common Stock	$411,882,108	—	—	$411,882,108
Convertible Bonds & Notes	—	$152,423,564	—	152,423,564
Convertible Preferred Stock:
Agriculture	—	995,588	—	995,588
Banks	10,088,514	1,082,042	—	11,170,556
Computers	—	1,969,001	—	1,969,001
Food & Beverage	—	1,324,564	—	1,324,564
Healthcare-Products	—	3,273,475	—	3,273,475
Oil, Gas & Consumable Fuels	4,119,703	2	—	4,119,705
Pharmaceuticals	3,865,358	844,932	—	4,710,290
All Other	24,815,517	—	—	24,815,517
Corporate Bonds & Notes	—	4,864,125	—	4,864,125
Repurchase Agreements	—	11,108,000	—	11,108,000
	454,771,200	177,885,293	—	632,656,493
Investments in Securities - Liabilities
Options Written:
Market Price	(357,213)	—	—	(357,213)
Totals	$454,413,987	$177,885,293	—	$632,299,280

At October 31, 2017, a security valued at $1,082,042 was transferred from Level 1 to Level 2. This transfer was a result of a security with an exchange-traded closing price at January 31, 2017, which was not available on October 31, 2017.

Glossary:

ADR - American Depositary Receipt

PIK – Payment-in-Kind

REIT – Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Equity & Convertible Income Fund

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: December 18, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: December 18, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2017